Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

22.	Provisions

	Post-employment benefits	Aircraft and engine return	Legal proceedings (a)	Total
Balances on December 31, 2020	99,549	1,030,915	392,432	1,522,896
Constitution (Reversal) of provision	9,581	1,799,280	659,806	2,468,667
Provisions used	(9)	(288,531)	(218,618)	(507,158)
Amendment of assumptions	(32,562)	-	-	(32,562)
Plan experience	(8,962)	-	-	(8,962)
Present value adjustment	7,842	57,976	-	65,818
Exchange rate and monetary variation	-	80,193	(1,570)	78,623
Balances on December 31, 2021	75,439	2,679,833	832,050	3,587,322
Constitution (Reversal) of provision	12,562	35,450	296,524	344,536
Provisions used	(97)	(166,816)	(315,731)	(482,644)
Amendment of assumptions	(28,290)	-	-	(28,290)
Plan experience	45,806	-	-	45,806
Present value adjustment	7,977	231,800	-	239,777
Exchange rate change	-	(179,072)	2,368	(176,704)
Balances on December 31, 2022	113,397	2,601,195	815,211	3,529,803

On December 31, 2022
Current	`-	634,820	-	634,820
Non-current	113,397	1,966,375	815,211	2,894,983
Total	113,397	2,601,195	815,211	3,529,803

On December 31, 2021
Current	-	477,324	-	477,324
Non-current	75,439	2,202,509	832,050	3,109,998
Total	75,439	2,679,833	832,050	3,587,322
(a)	The provisions used consider write-offs due to the revaluation of estimates and settled processes.

22.1.	Provisions for post-employment benefits

The Company offers to its employees health care plans that, due to complying with current laws, generate obligations with post-employment benefits.

During the fiscal year ended December 31, 2022 the Company recognized an experience loss due to an increase in GOL's subsidy to assets and higher than expected increase in medical costs in 2022, according to actuarial hypotheses. The amounts referring to the change in the discount rate and experience of the plan were accounted for in other comprehensive income (expenses).

The actuarial assumptions applied when measuring the post-employment benefit are presented below:

Actuarial assumptions	2022	2021
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	11.62%	10.59%
Actual discount rate p.a.	5.97%	5.30%
Long-term estimated inflation rate p.a.	5.33%	5.02%
HCCTR - Nominal medical inflation rate p.a.	8.75%	8.43%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%
Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit
Nominal discount rate	10.59%	7.88%
Actual discount rate p.a.	5.97%	5.30%
Long-term estimated inflation rate	5.02%	3.50%
HCCTR - Nominal medical inflation rate p.a.	8.43%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%

22.2.	Provision for aircraft and engine return

Such provision considers the costs that meet the contractual conditions to return aircraft and engines leased with no purchase rights, as well as the costs to reconfigure aircraft when returned as described in the return conditions of the lease agreements. The initial recognition is under property, plant & equipment, as “Aircraft and engine improvements”.

The Company also has a provision to return aircraft and engines as compensation for the service costs, considering the current conditions of the aircraft and engines and the forecast of use until the actual return. These provisions are measured at present value and will be disbursed until the aircraft and engines redelivery.

22.3.	Provision for legal proceedings

On December 31, 2022, the Company and its subsidiaries are involved in certain legal matters arising from the regular course of their business, which include civil, administrative, tax, social security, and labor lawsuits.

The Company's Management believes that the provision for tax, civil and labor risks, recorded in accordance with IAS 37, is sufficient to cover possible losses on administrative and judicial proceedings, as shown below:

	Probable loss		Possible loss
	2022	2021	2022	2021
Civil	165,475	188,500	74,212	55,193
Labor	425,711	475,191	137,245	102,216
Tax	224,025	168,359	1,247,288	701,556
Total	815,211	832,050	1,458,745	858,965

Provisions are reviewed based on the evolution of lawsuits and the history of losses through the best current estimate. The variation presented in the year refers, substantially, to the change in the loss prognosis of the contingencies.

Within the scope of tax lawsuits, the Company discusses the non-application of the additional 1% rate of COFINS on imports of aircraft, parts, and components, totaling R$160,424 (R$145,986 on December 31, 2021). In the fiscal year ended December 31, 2022, given the decisions by the Superior Courts considering the legality of charging an additional rate on imports carried out by airlines, the Company reassessed the loss prognosis, reclassifying from possible loss to probable loss of the related debts.

The Company is discussing the non-incidence of social security contributions on the constitutional third of vacations, in light of an unfavorable decision for GOL issued by the TRF of the 1st Region and, furthermore, the position of the Superior Courts on the matter, the Company reassessed the loss planning, which resulted in the risk classification of related deaths.

The tax lawsuits presented below were assessed by Management and legal counsel as relevant and with possible risk on December 31, 2022:

•	Tax on Services of Any Nature (ISS), amounting to R$34,265 (R$29,812 on December 31, 2021) from Tax Notices issued by the City of São Paulo against the Company, from January 2007 to December 2010, referring to a possible incidence of ISS on agreements signed with partners. The classification as possible risk arises from the fact that the matters under discussion are interpretative and involve discussions on factual and probative matters. In addition, there is no final positioning of the Superior Courts.

•	Customs fine totaling R$71,888 (R$68,917 on December 31, 2021) related to the Infraction Notices drawn up against the Company for an alleged non-compliance with customs rules related to temporary aircraft importation processes. The classification as possible risk is due to no final decision from the Higher Courts on the matter.

•	Goodwill BSSF Air Holdings (“BSSF”), totaling R$69,932 (R$66,757 on December 31, 2021) from the Infraction Notice filed due to the deductibility of goodwill allocated as future profitability. The classification as possible risk is due to no final decision from the Higher Courts.

•	In 2018, the merged company Smiles received a Tax Notice for the fiscal years 2014 and 2015, due to: (i) the deductibility of the goodwill allocated as future profitability after the merger of GA Smiles by Smiles S.A. on December 31, 2013 and (ii) the deductibility of the financial expenses of the debentures issued in June 2014. The balance of R$141,454 on December 31, 2022 (R$130,132 on December 31, 2021) was assessed by the Management and legal counsel as a possible risk, with defense arguments in the administrative appeal.

•	During the fiscal year ended December 31, 2021, the merged Smiles received a Tax Notice for 2016 and 2017, due to the deductibility of the goodwill allocated as future profitability after the merger of GA Smiles by Smiles S.A. on December 31, 2013. The balance of R$61,031 on December 31, 2022 (R$55,428 on December 31, 2021) was assessed by Management and legal counsel as a possible risk, with defense arguments in the administrative appeal.

•         Also in 2021, the Brazilian Federal Revenue Service filed administrative proceedings against the Company due to not approving offsetting social security contribution credits from August 2018 to November 2020. The balance of R$122,901 on December 31, 2022 (R$110,915 on December 31, 2021) was assessed by Management and legal counsel as a possible risk, with defense arguments in the administrative appeal.

•         During the year ended December 31, 2022, Gol, as Smiles' successor, received a Notice of Infraction related to the years from 2017 to 2019 issued due to: (i) deductibility of goodwill allocated as future profitability after the merger process of GA Smiles on December 31, 2013 and (ii) offsetting of Webjet's tax loss. The amount of R$534,659 as of December 31, 2022 was assessed by Management and legal advisors as possible risk, since there are defense arguments in the administrative appeal.

There are other tax lawsuits assessed by Management and legal counsel as a possible risk, totaling R$211,157 (R$148,879 on December 31, 2021) which, added to the above lawsuits, total R$1,247,287 on December 31, 2022 (R$701,556 on December 31, 2021).

During the year ended December 31, 2022, the Company had a change in the estimated probability of loss from possible to remote related to the GLA goodwill lawsuit (arising from the acquisition of the former VRG) in the amount of R$96,490 (R$90,716 at December 31, 2021) arising from a Tax Assessment Notice issued due to the deductibility of goodwill allocated as future profitability. In the year ended December 31, 2022, the Superior Chamber of Tax Appeals issued a decision favorable to the Company, recognizing the deductibility of the goodwill amortization expense generated by the acquisition of the former VRG, which resulted in a change in the estimate.

Civil lawsuits are mainly related to compensation claims in general related to flight delays and cancellations, baggage loss and damage. Labor lawsuits consist, essentially, of issues related to overtime, hazardous duty additional, unhealthy additional, and salary differences.

In September 2020, a class action was filed in the federal courts of New York against the Company and its Management. The plaintiffs claim alleged losses from an alleged misleading disclosure. In March 2022, the New York court ruled that the case should be closed. Therefore, there are no provisions for this matter.

22.3.1.	Active Lawsuits

In 2007, the Company filed an arbitration at the International Court of Arbitration (“ICC”) against the sellers of VRG and its controlling shareholders due to the purchase price adjustment. In January 2011, ICC ruled in GOL’s favor. The procedure to enforce the arbitration decision started at the Cayman Court, jurisdiction of one of the defendants, which ruled in May 2022 in GOL’s favor, confirming that the court decision can be fully enforced. On December 31, 2022, an agreement was signed between the parties, in which GOL is to receive US$42 million for final settlement of the arbitration. As of December 31, 2022, the contingent asset as not been recognized due to certain conditions.